Other Expenses	12 Months Ended
Dec. 31, 2014
Other Income and Expenses [Abstract]
Other Expenses
17. Other Expenses
Information on other expenses was as follows:

	Years Ended December 31,
	2014	2013	2012
	(In millions)
Compensation	$4,894	$5,108	$5,562
Pension, postretirement and postemployment benefit costs	473	488	428
Commissions	5,153	5,428	5,909
Volume-related costs	859	842	599
Capitalization of DAC	(4,183)	(4,786)	(5,289)
Amortization of DAC and VOBA	4,132	3,550	4,199
Amortization of negative VOBA	(442)	(579)	(622)
Interest expense on debt	1,216	1,282	1,356
Premium taxes, licenses and fees	801	658	677
Professional services	1,457	1,454	1,664
Rent and related expenses, net of sublease income	361	376	422
Other (1)	2,370	2,781	2,850
Total other expenses	$17,091	$16,602	$17,755

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(1)	See Note 19 for information on the Japan income tax refund included in other expenses for the year ended December 31, 2013.
Capitalization of DAC and Amortization of DAC and VOBA
See Note 5 for additional information on DAC and VOBA including impacts of capitalization and amortization. See also Note 7 for a description of the DAC amortization impact associated with the closed block.
Interest Expense on Debt
See Notes 12, 13, 14 and 15 for attribution of interest expense by debt issuance. Interest expense on debt includes interest expense related to CSEs. See Note 8.
Restructuring Charges
The Company commenced an enterprise-wide strategic initiative in 2012. This global strategy focuses on leveraging the Company’s scale to improve the value it provides to customers and shareholders in order to reduce costs, enhance revenues, achieve efficiencies and reinvest in its technology, platforms and functionality to improve its current operations and develop new capabilities.
These restructuring charges are included in other expenses. As the expenses relate to an enterprise-wide initiative, they are reported in Corporate & Other. Information regarding restructuring charges was as follows:

	Years Ended December 31,
	2014			2013			2012
	Severance	Lease and Asset Impairment	Total	Severance	Lease and Asset Impairment	Total	Severance	Lease and Asset Impairment	Total
	(In millions)
Balance at January 1,	$40	$6	$46	$23	$—	$23	$—	$—	$—
Restructuring charges	83	8	91	99	16	115	141	18	159
Cash payments	(92)	(8)	(100)	(82)	(10)	(92)	(118)	(18)	(136)
Balance at December 31,	$31	$6	$37	$40	$6	$46	$23	$—	$23
Total restructuring charges incurred since inception of initiative	$323	$42	$365	$240	$34	$274	$141	$18	$159

Management anticipates further restructuring charges including severance, as well as lease and asset impairments, through the year ending December 31, 2016. However, such restructuring plans were not sufficiently developed to enable management to make an estimate of such restructuring charges at December 31, 2014.
ALICO Integration-Related Expenses
Integration-related costs were less than $1 million, $138 million and $305 million for the years ended December 31, 2014, 2013 and 2012, respectively. Integration-related costs represent costs directly related to integrating ALICO, including expenses for consulting and the integration of information systems. Such costs have been expensed as incurred and, as the integration of ALICO is an enterprise-wide initiative, these expenses are reported in Corporate & Other. The Company does not expect future ALICO integration-related costs to be material.